FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                FRANKLIN MUNICIPAL SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
AUGUST 31, 2008

CONTENTS

Franklin California High Yield Municipal Fund...............................   3
Franklin Tennessee Municipal Bond Fund......................................  16
Notes to Statements of Investments..........................................  21

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS 97.7%
    CALIFORNIA 94.0%
    ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
       6.20%, 9/02/20 ................................................................   $      1,950,000   $    2,208,921
       6.30%, 9/02/25 ................................................................          2,935,000        3,333,162
       7.45%, 9/02/30 ................................................................          4,815,000        4,911,300
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34 ..............          4,260,000        4,261,960
       Hamlin School, 5.00%, 8/01/37 .................................................         10,485,000        8,693,009
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27 ...............          3,500,000        3,066,840
       Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34 ...............          5,320,000        4,291,165
    Adelanto Water Authority Revenue,
       Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
          9/01/28 ....................................................................          3,035,000        3,095,700
       Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
          9/01/28 ....................................................................          2,000,000        2,040,000
    Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ........................          1,240,000        1,246,076
    Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
       6.70%, 8/01/12 ................................................................          2,855,000        2,875,156
       7.00%, 8/01/19 ................................................................          4,015,000        4,040,937
    Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%,
       9/01/27 .......................................................................          5,115,000        4,997,815
    American Canyon Financing Authority Infrastructure Revenue Special Assessment,
       American Canyon Road East,
       5.00%, 9/02/25 ................................................................          1,305,000        1,159,493
       5.00%, 9/02/30 ................................................................          2,020,000        1,670,055
       5.10%, 9/02/35 ................................................................          1,695,000        1,374,696
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured,
       zero cpn.,
       8/01/42 .......................................................................         12,735,000        1,919,037
       8/01/44 .......................................................................         25,080,000        3,368,244
    Artesia RDA Tax Allocation, Artesia Redevelopment Project Area,
       5.50%, 6/01/42 ................................................................          6,355,000        5,761,379
       5.70%, 6/01/42 ................................................................          3,175,000        2,989,580
    Avenal PFAR, Refunding, 5.00%,
       9/01/30 .......................................................................          1,325,000        1,277,062
       9/01/36 .......................................................................            710,000          665,355
    Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%,
       9/01/27 .......................................................................          2,630,000        2,220,904
       9/01/27 .......................................................................          1,115,000          935,117
       9/01/37 .......................................................................          9,250,000        7,319,062
       9/01/37 .......................................................................          2,845,000        2,248,062
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured,
       zero cpn., 8/01/31 ............................................................          5,735,000        1,482,842
    Beaumont Financing Authority Local Agency Revenue,
       Series B, 5.35%, 9/01/28 ......................................................          1,000,000          887,640
       Series B, 5.40%, 9/01/35 ......................................................          1,490,000        1,284,216
       Series C, 5.45%, 9/01/27 ......................................................          6,435,000        5,834,035
       Series C, 5.50%, 9/01/29 ......................................................            855,000          767,713
       Series C, 5.50%, 9/01/35 ......................................................          1,035,000          908,834
       Series C, 5.50%, 9/01/35 ......................................................          4,000,000        3,453,320
    Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..........................          5,195,000        5,202,637


                     Quarterly Statements of Investments | 3

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP,
       Series 1,
       5.00%, 9/02/25 ................................................................   $      3,195,000   $    2,706,293
       5.125%, 9/02/30 ...............................................................          4,400,000        3,652,396
       5.15%, 9/02/35 ................................................................          3,450,000        2,793,879
    Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project,
       6.25%, 9/01/35 ................................................................          5,000,000        5,316,900
    Cabrillo Community College District GO, Capital Appreciation, Election of 2004,
       Series B, MBIA Insured, zero cpn.,
       8/01/31 .......................................................................          8,870,000        2,403,149
       8/01/33 .......................................................................          9,475,000        2,256,092
    California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%,
       9/01/34 .......................................................................          9,470,000        9,928,727
    California County Tobacco Securitization Agency Tobacco Settlement Revenue,
       Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70%
          thereafter, 6/01/46 ........................................................          5,000,000        3,296,350
       Refunding, 5.25%, 6/01/46 .....................................................          5,000,000        3,763,150
    California Educational Facilities Authority Revenue,
       California College of the Arts, Refunding, 5.00%, 6/01/30 .....................          1,800,000        1,585,566
       California College of the Arts, Refunding, 5.00%, 6/01/35 .....................          4,405,000        3,765,174
       College and University Financing Program, 5.00%, 2/01/30 ......................          5,425,000        4,781,541
       College and University Financing Program, 5.00%, 2/01/37 ......................          1,150,000          985,677
       College and University Financing Program, Refunding, 5.00%, 2/01/26 ...........          1,000,000          908,610
       Keck Graduate Institute, Pre-Refunded, 6.75%, 6/01/30 .........................          2,500,000        2,722,700
       Pooled College and University, Series B, Pre-Refunded, 6.625%, 6/01/20 ........          1,000,000        1,087,850
       University of Redlands, Series A, 5.125%, 8/01/38 .............................          5,000,000        4,789,700
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/27 ...............          4,850,000        4,832,394
       California-Nevada Methodist, 5.00%, 7/01/26 ...................................          1,750,000        1,763,405
       California-Nevada Methodist, 5.00%, 7/01/36 ...................................          2,075,000        2,002,334
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ..............................          2,500,000        2,529,925
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .............................          3,250,000        3,290,755
       Sutter Health, Series A, 5.00%, 11/15/42 ......................................         15,500,000       14,664,550
       Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ...            535,000          535,958
    California Municipal Finance Authority COP, Community Hospitals of Central
       California, 5.25%,
       2/01/27 .......................................................................         15,655,000       14,323,699
       2/01/46 .......................................................................         17,000,000       14,317,230
    California Municipal Finance Authority Revenue, University Students Cooperative
       Associates, 5.00%, 4/01/37 ....................................................          4,000,000        3,485,680
    California State GO,
       FGIC Insured, 6.00%, 8/01/19 ..................................................             30,000           30,297
       Refunding, AMBAC Insured, 5.00%, 3/01/34 ......................................         10,000,000       10,066,800
       Various Purpose, MBIA Insured, 5.00%, 3/01/33 .................................             25,000           24,618
    California State Municipal Finance Authority Revenue,
       Biola University, Refunding, 5.625%, 10/01/23 .................................          6,000,000        6,050,520
       Biola University, Refunding, 5.80%, 10/01/28 ..................................          7,500,000        7,510,500
       Biola University, Refunding, 5.875%, 10/01/34 .................................          6,000,000        5,982,180
       Loma Linda University, 5.00%, 4/01/37 .........................................          3,500,000        3,346,175
    California State Public Works Board Lease Revenue, Department of Mental Health,
       Coalinga, Series A, 5.125%, 6/01/29 ...........................................         10,000,000       10,001,700


                     4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA, COP,
       Catholic Healthcare West, 6.50%, 7/01/20 ......................................   $      3,365,000   $    3,664,014
       Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ........................          8,695,000        9,479,637
       International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 ..         10,080,000       10,657,786
    California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck
       Palms/Magnolia, Series A, Radian Insured, 4.50%, 2/01/27 ......................          2,200,000        1,968,362
(a) California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
       Series A, 5.70%, 10/01/33 .....................................................          3,320,000          469,216
    California Statewide CDA Revenue,
       Bentley School, Refunding, 6.75%, 7/01/32 .....................................          8,110,000        8,092,726
       California Baptist University, Refunding, Series A, 5.50%, 11/01/38 ...........          4,500,000        3,994,110
       Catholic Healthcare West, Series C, 5.625%, 7/01/35 ...........................          5,000,000        4,949,650
       CHF, Irvine LLC, UCI East Campus, 5.75%, 5/15/32 ..............................         10,000,000        9,833,900
       Drew School, Refunding, 5.30%, 10/01/37 .......................................          4,275,000        3,647,729
       Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 ..................          3,000,000        3,680,550
       Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ..................          4,000,000        4,961,080
       Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ...................          9,730,000       11,011,636
       Henry Mayo Newhall Memorial Hospital, California Mortgage Insured, 5.00%,
          10/01/27 ...................................................................          3,000,000        2,882,220
       Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, 5.20%,
          10/01/37 ...................................................................          7,500,000        7,227,675
       John F. Kennedy University, 6.75%, 10/01/33 ...................................          5,000,000        5,023,000
       Kaiser Permanente, Series A, 5.00%, 4/01/31 ...................................         10,000,000        9,518,900
       Kaiser Permanente, Series B, 5.00%, 3/01/41 ...................................         25,000,000       23,241,750
       Kaiser Permanente, Series B, 5.25%, 3/01/45 ...................................         52,910,000       50,756,563
       Lancer Educational Student Housing Project, 5.625%, 6/01/33 ...................          3,000,000        2,682,150
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37          12,500,000       11,510,125
       Monterey Institute International, 5.50%, 7/01/31 ..............................          8,285,000        7,243,410
       Presidio Hill School, 6.875%, 8/01/32 .........................................          6,195,000        6,204,850
       Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..........................          5,000,000        5,519,150
       Seven Hills School, 6.50%, 8/01/31 ............................................          5,315,000        5,325,736
       Sonoma County Day School, 6.75%, 1/01/32 ......................................          5,815,000        5,464,530
       Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ...........................         22,000,000       20,708,820
       Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38 .....................         10,000,000        9,725,400
       Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 .........          4,855,000        5,549,022
       Turning Point, 6.50%, 11/01/31 ................................................          6,130,000        6,114,736
       ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22 .................          1,000,000          894,540
       ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31 ................          4,350,000        3,593,317
    California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%,
       9/01/29 .......................................................................          5,000,000        4,832,250
    Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 ..................          2,960,000        2,920,395
    Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
       Pre-Refunded, 6.55%, 10/01/32 .................................................          5,300,000        5,675,452
    Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ........          1,120,000          983,483
    Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
       5.00%, 9/02/30 ................................................................          1,200,000        1,024,536
       5.05%, 9/02/35 ................................................................          1,335,000        1,112,242
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
       Series C, AMBAC Insured, zero cpn.,
       8/01/44 .......................................................................         32,750,000        4,173,987
       8/01/46 .......................................................................         35,370,000        4,004,591


                     Quarterly Statements of Investments | 5

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured,
       zero cpn.,
       8/01/47 .......................................................................   $      9,450,000   $      943,677
    Chino CFD Special Tax,
       No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..................................          1,215,000        1,130,752
       No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..................................          1,420,000        1,312,236
       No. 2003-1, 5.875%, 9/01/33 ...................................................          1,250,000        1,179,075
    Chula Vista Special Tax,
       CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/30 .............................          2,135,000        1,824,977
       CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/36 .............................          3,705,000        3,082,486
       CFD No. 2001-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36 ..........          2,175,000        1,887,269
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured,
       zero cpn.,
       8/01/27 .......................................................................          7,500,000        2,698,425
       8/01/28 .......................................................................          5,000,000        1,687,850
    Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A,
       6.25%, 9/01/32 ................................................................          1,890,000        1,833,413
    Corona CFD No. 2003-2 Special Tax, Highlands Collection,
       5.15%, 9/01/34 ................................................................          2,810,000        2,312,799
       5.20%, 9/01/34 ................................................................          1,000,000          851,190
    Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
       9/01/26 .......................................................................          1,760,000        1,553,781
       9/01/36 .......................................................................          2,000,000        1,660,000
    Corona-Norco USD Special Tax,
       CFD No. 04-1, 5.00%, 9/01/24 ..................................................          1,540,000        1,377,207
       CFD No. 04-1, 5.20%, 9/01/36 ..................................................          2,000,000        1,709,980
       CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ....................................          2,120,000        2,254,578
       Series A, 5.35%, 9/01/26 ......................................................          1,005,000          903,093
       Series A, 5.40%, 9/01/36 ......................................................          2,530,000        2,153,207
    Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
       9/02/33 .......................................................................          5,575,000        5,335,331
    Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
       Mobile, sub. bond, Refunding, Series B, 5.85%, 12/15/47 .......................          5,175,000        4,685,393
    Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 .............................          3,665,000        3,405,738
    Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project,
       ETM, zero cpn., 12/01/28 ......................................................         30,795,000       10,554,370
    Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan
       Valley, Series A, 5.20%, 9/01/37 ..............................................          2,000,000        1,642,520
    El Dorado County Special Tax,
       CFD No. 1992-1, 6.125%, 9/01/16 ...............................................          4,735,000        4,761,847
       CFD No. 2001-1, 5.35%, 9/01/35 ................................................          1,900,000        1,636,508
       CFD No. 2005-1, 5.00%, 9/01/21 ................................................          1,000,000          865,790
       CFD No. 2005-1, 5.15%, 9/01/25 ................................................          2,075,000        1,777,922
       CFD No. 2005-1, 5.25%, 9/01/35 ................................................          6,705,000        5,527,602
    El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
       9/01/31 .......................................................................          4,300,000        4,282,499
       9/01/36 .......................................................................          3,855,000        3,775,356
    El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero
       cpn., 8/01/29 .................................................................          2,400,000          803,928
    Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, Pre-Refunded,
       7.00%, 9/01/29 ................................................................          3,500,000        3,722,180


                     6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Escondido Revenue COP, Series A, FGIC Insured,
       6.00%, 9/01/31 ................................................................   $        805,000   $      846,763
       Pre-Refunded, 6.00%, 9/01/31 ..................................................            900,000          978,039
    Escondido Special Tax, CFD No. 01, Eureka,
       5.10%, 9/01/26 ................................................................            700,000          610,344
       5.15%, 9/01/36 ................................................................          1,400,000        1,160,852
    Fairfield CFD Special Tax, No. 3, North Cordelia General Improvements, 6.00%,
       9/01/32 .......................................................................          1,200,000        1,250,328
       9/01/37 .......................................................................          5,810,000        6,026,481
    Fontana Special Tax,
       CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ......................................          3,295,000        3,491,250
       CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 .....................................          7,675,000        8,133,965
       CFD No. 37, 5.00%, 9/01/30 ....................................................          1,000,000          812,720
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, zero cpn.,
       1/15/26 .......................................................................         38,720,000       12,924,349
       1/15/30 .......................................................................          4,000,000          978,600
       1/15/31 .......................................................................         85,780,000       19,562,987
    Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
       9/01/28 .......................................................................          2,650,000        2,693,858
       9/01/34 .......................................................................          2,795,000        2,806,459
    Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
       7/01/24 .......................................................................          6,375,000        6,406,684
    Glendora USD, GO, Election of 2005, Series A, MBIA Insured, 5.25%, 8/01/30 .......          2,725,000        2,799,365
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ...............................         24,500,000       20,184,570
       Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42 ........................            750,000          905,355
       Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 .......................          6,400,000        7,718,656
       Capital Appreciation, Asset-Backed, 2nd Sub Series C, zero cpn., 6/01/47 ......         50,000,000        2,181,500
       Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ...................         10,000,000        8,862,500
    Golden Valley USD, GO, Election of 1999, Series C, FSA Insured, 5.00%, 8/01/45 ...          1,660,000        1,640,611
    Half Moon Bay COP, Sea Crest School, Pre-Refunded, 6.75%, 7/01/30 ................          3,510,000        3,725,830
    Hanford Joint UHSD, GO, Capital Appreciation, Election 2004, Series B, FSA
       Insured, zero cpn.,
       8/01/32 .......................................................................          3,635,000          943,864
       8/01/33 .......................................................................          3,705,000          902,723
       8/01/35 .......................................................................          4,120,000          889,220
    Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%,
       9/01/21 .......................................................................          5,000,000        5,337,250
    Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 .....          5,000,000        5,085,050
(b) Imperial County Special Tax, CFD No. 98-1,
       6.45%, 9/01/17 ................................................................          1,890,000        1,862,330
       6.50%, 9/01/31 ................................................................          5,705,000        5,438,063
    Indio 1915 Act GO,
       AD No. 1999-1, 7.125%, 9/02/20 ................................................          1,945,000        2,008,018
       AD No. 2001-1, 6.50%, 9/02/26 .................................................          4,240,000        4,281,255
    Indio CFD Special Tax,
       5.00%, 9/01/25 ................................................................          4,000,000        3,484,920
       5.10%, 9/01/30 ................................................................          1,275,000        1,062,445
       No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35 ......................          2,000,000        1,626,020


                     Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Irvine 1915 Act Special Assessment,
       AD No. 00-18, Group Five, 5.00%, 9/02/26 ......................................   $      1,275,000   $    1,110,474
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25 ...........................          1,500,000        1,347,435
       AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/29 ...........................          2,000,000        1,728,740
       AD No. 03-19, Group Three, 5.00%, 9/02/29 .....................................          1,110,000          986,957
       AD No. 04-20, Group One, 5.00%, 9/02/25 .......................................          2,740,000        2,502,332
       AD No. 04-20, Group One, 5.00%, 9/02/30 .......................................         10,975,000        9,656,354
       Limited Obligation, AD No. 03-19, Group Four, 5.00%, 9/02/29 ..................          1,500,000        1,304,505
    Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ...............................          2,000,000        1,718,380
    Jurupa Community Services District Special Tax,
       CFD No. 7, Series A, 5.10%, 9/01/28 ...........................................          2,695,000        2,369,121
       CFD No. 7, Series A, 5.15%, 9/01/35 ...........................................          3,690,000        3,084,397
       CFD No. 11, Series A, 5.00%, 9/01/25 ..........................................          1,930,000        1,703,611
       CFD No. 11, Series A, 5.05%, 9/01/30 ..........................................          2,495,000        2,102,961
       CFD No. 11, Series A, 5.10%, 9/01/35 ..........................................          2,065,000        1,708,395
       CFD No. 12, Series A, 5.10%, 9/01/29 ..........................................          2,000,000        1,739,400
       CFD No. 12, Series A, 5.15%, 9/01/35 ..........................................          3,000,000        2,558,460
       CFD No. 17, Series A, 5.125%, 9/01/25 .........................................          1,350,000        1,204,065
       CFD No. 17, Series A, 5.20%, 9/01/36 ..........................................          3,325,000        2,835,128
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ................................          1,295,000        1,129,175
       CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ................................          2,400,000        1,954,368
       CFD No. 19, Eastvale, 5.00%, 9/01/27 ..........................................          1,500,000        1,279,845
       CFD No. 19, Eastvale, 5.00%, 9/01/36 ..........................................          1,500,000        1,209,960
       CFD No. 30, Series A, 5.60%, 9/01/37 ..........................................          1,000,000          906,050
    Lafayette RDA Tax Allocation, 5.75%, 8/01/32 .....................................          1,000,000        1,010,900
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation,
       Refunding, 7.00%, 9/02/30 .....................................................          8,325,000        8,589,985
    Lake Elsinore Special Tax,
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24 ....          1,035,000        1,005,306
       CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34 ....          2,200,000        2,031,062
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.10%, 9/01/22 ........            750,000          680,745
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.15%, 9/01/25 ........            635,000          569,252
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/30 ........          1,195,000        1,037,798
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, 5.25%, 9/01/35 ........          1,225,000        1,042,573
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%,
          9/01/26 ....................................................................            915,000          802,208
       CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%,
          9/01/37 ....................................................................          2,800,000        2,311,316
       CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36 ..          5,695,000        4,787,217
       CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36 .............................          2,020,000        1,732,877
    Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33 ......          4,455,000        5,044,976
    Lancaster Financing Authority Tax Allocation Revenue, Redevelopment
       Project Nos. 5 and 6, Refunding,
       5.40%, 2/01/29 ................................................................            500,000          489,090
       5.60%, 2/01/34 ................................................................          1,250,000        1,238,225
    Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
       6.50%, 9/01/24 ................................................................          1,000,000        1,028,890
       5.25%, 9/01/28 ................................................................          1,750,000        1,508,885
       5.30%, 9/01/35 ................................................................          3,300,000        2,766,258
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 ..........          3,000,000        2,844,030


                     8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
       5.90%, 9/01/24 ................................................................   $      1,780,000   $    2,051,931
       5.95%, 9/01/28 ................................................................          4,450,000        5,140,061
       6.00%, 9/01/34 ................................................................          3,520,000        4,073,978
    Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34 ....................          3,435,000        2,837,207
    Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 .....................          3,010,000        3,039,618
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
       5.00%, 12/01/21 ...............................................................          7,500,000        7,322,100
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.00%, 11/15/29 ...............................................................          9,630,000        8,459,570
       5.50%, 11/15/37 ...............................................................         25,000,000       22,799,250
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital
       Projects, District No. 14, Refunding, Sub Series B, FGIC Insured, 5.00%,
       10/01/28 ......................................................................          6,120,000        6,104,394
    Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series
       A-1, AMBAC Insured, 5.00%, 7/01/32 ............................................          5,000,000        5,028,000
(b) Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ..........................            620,000          603,372
    Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ...          3,565,000        3,638,795
    Lynwood PFA Lease Revenue,
       6.25%, 9/01/22 ................................................................          1,080,000        1,108,987
       6.30%, 9/01/29 ................................................................          2,680,000        2,748,501
    Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 .................          1,000,000        1,026,540
    Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ...................          1,175,000        1,177,268
    Menifee USD Special Tax, CFD No. 2002-2,
       6.05%, 9/01/26 ................................................................          1,000,000          987,170
       6.10%, 9/01/34 ................................................................          3,715,000        3,606,708
    Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 ........          2,400,000        1,996,104
    Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
       5.25%, 9/01/26 ................................................................          1,875,000        1,672,275
       5.30%, 9/01/38 ................................................................          4,200,000        3,621,996
    Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
       8/01/30 .......................................................................          3,400,000        1,000,654
       8/01/31 .......................................................................          2,000,000          552,940
       8/01/32 .......................................................................          4,405,000        1,149,044
       8/01/34 .......................................................................          4,405,000        1,139,353
       8/01/37 .......................................................................          5,700,000        1,244,424
    Moreno Valley USD Special Tax,
       CFD No. 2004-6, 5.00%, 9/01/22 ................................................          2,105,000        1,896,500
       CFD No. 2004-6, 5.10%, 9/01/28 ................................................          2,000,000        1,717,100
       CFD No. 2004-6, 5.20%, 9/01/36 ................................................          5,000,000        4,111,600
       CFD No. 2005-2, 5.00%, 9/01/36 ................................................            815,000          648,634
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...................          4,100,000        4,126,896
    Murrieta CFD No. 2000-2 Special Tax, The Oaks,
       Improvement Area A, 5.90%, 9/01/27 ............................................          2,000,000        1,874,740
       Improvement Area A, 6.00%, 9/01/34 ............................................          3,570,000        3,394,570
       Improvement Area B, 6.00%, 9/01/27 ............................................          1,285,000        1,246,925
       Improvement Area B, 6.00%, 9/01/34 ............................................          3,860,000        3,615,237
    Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%,
       9/01/25 .......................................................................          2,105,000        2,113,020
    Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34 .............          2,000,000        1,936,760


                     Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Murrieta CFD No. 2004-1 Bremerton Special Tax, 5.625%, 9/01/34 ...................   $        700,000   $      617,281
    Napa Valley Community College District GO, Election of 2002, Series C, MBIA
       Insured, zero cpn.,
       8/01/33 .......................................................................         13,130,000        3,253,745
       8/01/34 .......................................................................         13,380,000        3,119,413
    Norco Special Tax,
       CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ...................................          2,640,000        2,964,086
       CFD No. 2002-1, 6.50%, 3/01/33 ................................................          1,500,000        1,525,335
    North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 ..................          4,300,000        4,227,717
    Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 .............................          4,585,000        4,566,385
    Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34 ....          3,390,000        2,959,707
    Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ......          8,000,000        8,031,520
    Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
       5.00%, 9/02/28 ................................................................          3,000,000        2,711,550
       5.10%, 9/02/33 ................................................................          2,000,000        1,799,420
    Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20 ......................................................          1,110,000        1,113,219
       Series B, 6.00%, 8/01/24 ......................................................          2,000,000        2,098,060
    Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 .........................          5,000,000        4,302,300
    Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
       5.00%, 9/01/21 ................................................................          1,130,000        1,027,136
       5.20%, 9/01/24 ................................................................          1,505,000        1,350,858
       5.25%, 9/01/29 ................................................................          3,585,000        3,105,040
       5.30%, 9/01/35 ................................................................          4,205,000        3,465,635
    Perris CFD No. 2001-1 Special Tax,
       Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25 ...................          1,415,000        1,257,228
       Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30 ...................            865,000          743,269
       Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35 ...................          1,075,000          902,172
       Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26 ...................            585,000          504,393
       Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37 ...................          1,600,000        1,295,616
    Perris CFD No. 2002-1 Special Tax, Series A,
       6.375%, 9/01/23 ...............................................................          1,475,000        1,495,547
       6.50%, 9/01/29 ................................................................          2,045,000        2,060,031
       6.50%, 9/01/33 ................................................................          2,120,000        2,128,353
    Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%,
       9/01/35 .......................................................................          1,390,000        1,165,181
    Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ........................          3,000,000        2,999,970
    Perris PFAR Tax Allocation,
       5.30%, 10/01/26 ...............................................................          2,000,000        1,787,880
       5.35%, 10/01/36 ...............................................................          4,010,000        3,469,211
    Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ........          7,250,000        7,368,682
    Poway USD Special Tax,
       CFD No. 6, 4S Ranch, 5.125%, 9/01/35 ..........................................          6,000,000        5,481,360
       CFD No. 6, Improvement Area B, 5.125%, 9/01/36 ................................          5,035,000        4,373,854
       CFD No. 14, Area A, 5.125%, 9/01/26 ...........................................          1,770,000        1,536,006
       CFD No. 14, Area A, 5.25%, 9/01/36 ............................................          5,225,000        4,399,607
       CFD No. 14, Del Sur, 5.125%, 9/01/26 ..........................................          2,200,000        1,909,160


                    10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
       5.25%, 9/01/25 ................................................................   $      2,235,000   $    1,990,178
       5.375%, 9/01/30 ...............................................................          1,650,000        1,418,885
       5.375%, 9/01/37 ...............................................................          7,130,000        5,936,438
       5.50%, 9/01/37 ................................................................          2,635,000        2,235,824
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
       Series A, 5.00%, 7/01/47 ......................................................          5,000,000        4,484,650
    Rancho Santiago Community College District GO, FSA Insured, 5.125%,
       9/01/28 .......................................................................          5,295,000        5,742,904
       9/01/29 .......................................................................          6,745,000        7,284,937
    Rancho Water District Special Tax, CFD No. 99-1,
       Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ................................          2,100,000        2,121,000
       Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ................................          2,435,000        2,459,350
    Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding,
       Series A, AMBAC Insured, 5.00%, 9/02/30 .......................................          1,085,000        1,052,613
    Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35 ............          5,000,000        4,284,850
    Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
       8/01/38 .......................................................................          6,690,000        1,155,029
       8/01/43 .......................................................................          8,750,000        1,107,313
    Riverside County Special Tax,
       CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ................          5,855,000        6,028,893
       CFD No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 .....................          3,390,000        3,621,978
    Riverside USD Special Tax,
       CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 ...............................          2,320,000        1,974,088
       CFD No. 14, Series A, 5.40%, 9/01/26 ..........................................          1,010,000          914,989
       CFD No. 14, Series A, 5.45%, 9/01/35 ..........................................          2,060,000        1,810,040
       CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ................................          2,970,000        2,706,056
       CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ................................          2,390,000        2,136,493
       CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ................................          2,000,000        1,757,480
       CFD No. 15, Series A, 5.15%, 9/01/25 ..........................................          1,730,000        1,540,825
       CFD No. 15, Series A, 5.25%, 9/01/30 ..........................................          1,230,000        1,081,637
       CFD No. 15, Series A, 5.25%, 9/01/35 ..........................................          1,500,000        1,296,855
       CFD No. 17, Aldea, 5.125%, 9/01/35 ............................................          1,425,000        1,207,417
       CFD No. 18, 5.00%, 9/01/25 ....................................................            505,000          443,334
       CFD No. 18, 5.00%, 9/01/34 ....................................................          1,125,000          919,440
       CFD No. 22, 5.25%, 9/01/35 ....................................................          1,535,000        1,273,758
    Romoland School District CFD No. 2004-1 Special Tax, Heritage Lake,
       Improvement Area No. 1, 5.45%, 9/01/38 ........................................          3,215,000        2,798,400
       Improvement Area No. 2, 5.375%, 9/01/38 .......................................          3,085,000        2,578,320
    Roseville Special Tax, CFD No. 1,
       Fiddyment Ranch, 5.00%, 9/01/17 ...............................................          1,520,000        1,405,574
       Fiddyment Ranch, 5.00%, 9/01/19 ...............................................          1,000,000          888,520
       Fiddyment Ranch, 5.125%, 9/01/21 ..............................................          1,000,000          868,700
       Fiddyment Ranch, 5.00%, 9/01/24 ...............................................          1,010,000          865,206
       Fiddyment Ranch, 5.00%, 9/01/25 ...............................................          1,020,000          866,796
       Fiddyment Ranch, 5.125%, 9/01/26 ..............................................          5,000,000        4,197,500
       Fiddyment Ranch, 5.25%, 9/01/36 ...............................................          8,000,000        6,440,080


                    Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Roseville Special Tax, CFD No. 1, (continued)
       Highland, Pre-Refunded, 6.30%, 9/01/25 ........................................   $      8,610,000   $    9,173,352
       Longmeadow, 5.00%, 9/01/36 ....................................................          2,370,000        1,878,675
       Stone Point, 6.375%, 9/01/24 ..................................................          1,750,000        1,760,360
       Stone Point, 6.375%, 9/01/28 ..................................................          2,500,000        2,479,350
       Stoneridge, Pre-Refunded, 6.20%, 9/01/21 ......................................          1,250,000        1,408,050
       Stoneridge, Pre-Refunded, 6.30%, 9/01/31 ......................................          1,500,000        1,693,965
       Westpark, 5.15%, 9/01/30 ......................................................          5,500,000        4,548,170
       Westpark, 5.20%, 9/01/36 ......................................................          4,500,000        3,615,885
       Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 ..................................          3,000,000        3,208,050
    Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
       5.20%, 9/01/26 ................................................................          1,000,000          864,220
       5.25%, 9/01/37 ................................................................          1,600,000        1,311,952
    Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%,
       7/01/39 .......................................................................         10,000,000        9,474,100
    Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ..............          1,575,000        1,582,922
    Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
       5.00%, 9/01/29 ................................................................          1,185,000        1,048,464
       5.10%, 9/01/35 ................................................................          1,520,000        1,291,681
    San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ....................          4,030,000        4,034,111
    San Diego RDA Tax Allocation, Capital Appreciation,
       Refunding, Series B, zero cpn., 9/01/10 .......................................          2,205,000        2,025,469
       Refunding, Series B, zero cpn., 9/01/15 .......................................          6,810,000        4,606,556
       Refunding, Series B, zero cpn., 9/01/16 .......................................          1,500,000          950,070
       Refunding, Series B, zero cpn., 9/01/19 .......................................          1,800,000          913,194
       Refunding, Series B, zero cpn., 9/01/20 .......................................          1,800,000          847,620
       Refunding, Series B, zero cpn., 9/01/21 .......................................          1,800,000          796,014
       Refunding, Series B, zero cpn., 9/01/22 .......................................          1,900,000          783,769
       Refunding, Series B, zero cpn., 9/01/23 .......................................          1,900,000          741,190
       Refunding, Series B, zero cpn., 9/01/24 .......................................          1,900,000          696,274
       Series B, zero cpn., 9/01/25 ..................................................          1,900,000          648,299
       Series B, zero cpn., 9/01/26 ..................................................          1,900,000          607,411
       Series B, zero cpn., 9/01/27 ..................................................          1,900,000          570,114
       Series B, zero cpn., 9/01/28 ..................................................          1,900,000          529,929
    San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater
       Conveyance Project, 6.00%, 8/01/37 ............................................          1,000,000          966,680
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 .....................          4,500,000        4,570,155
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 .....................          3,000,000        3,008,700
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 .....................         24,750,000       24,510,915
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 ...         19,475,000        7,119,670
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/32 ...         50,225,000       12,142,898
       junior lien, ETM, zero cpn., 1/01/28 ..........................................         19,150,000        7,443,605
       Refunding, Series A, 5.50%, 1/15/28 ...........................................          3,320,000        3,021,532
       senior lien, 5.00%, 1/01/33 ...................................................         12,530,000       10,864,512
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 .....         10,000,000        9,618,300


                    12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Marcos Public Facilities Authority Special Tax Revenue,
       Refunding, Series A, 5.65%, 9/01/36 ...........................................   $      5,180,000   $    4,677,022
       Series A, 5.05%, 9/01/38 ......................................................          3,250,000        2,660,678
       Series A, Pre-Refunded, 6.375%, 9/01/35 .......................................          3,535,000        3,605,700
    San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%,
       10/01/28 ......................................................................          2,000,000        2,001,840
    Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36 ...........................          2,000,000        1,678,900
    Sierra View Local Health Care District Revenue, 5.25%, 7/01/32 ...................          3,000,000        2,718,750
    Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 .....          2,375,000        2,411,528
    Southern California Public Power Authority Transmission Project Revenue, Southern
       Transmission Project, 6.125%, 7/01/18 .........................................             50,000           50,120
    Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
       6.20%, 9/02/23 ................................................................          2,955,000        2,990,312
       6.30%, 9/02/33 ................................................................          3,390,000        3,401,458
    Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%,
       9/01/25 .......................................................................          3,500,000        4,048,870
    Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project, Radian Insured,
       5.25%, 12/01/37 ...............................................................          1,500,000        1,404,330
    Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project
       No. 1, 5.625%, 12/15/38 .......................................................          2,000,000        1,778,960
    Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36 ..................          1,000,000          800,160
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27 ................          1,250,000        1,100,963
       Series A-1, 5.375%, 6/01/38 ...................................................          5,000,000        3,918,650
       Series A-1, 5.50%, 6/01/45 ....................................................          2,000,000        1,573,320
    Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
       Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 .....................         25,000,000        1,182,500
    Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured,
       5.00%, 6/01/34 ................................................................             20,000           20,028
    Truckee-Donner PUD Special Tax, CFD No. 04-1,
       5.75%, 9/01/29 ................................................................          2,975,000        2,753,362
       5.80%, 9/01/35 ................................................................          4,630,000        4,174,038
    Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
       5.20%, 9/01/25 ................................................................          3,000,000        2,722,710
       5.25%, 9/01/30 ................................................................          5,050,000        4,285,379
       5.30%, 9/01/35 ................................................................          7,395,000        6,174,603
    Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37 ..................          2,100,000        2,061,780
    University of California Regents Medical Center Pooled Revenue, Series A, MBIA
       Insured, 4.50%, 5/15/47 .......................................................         14,500,000       13,126,415
    Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
       5.90%, 9/01/24 ................................................................          2,380,000        2,353,320
       6.00%, 9/01/34 ................................................................          2,000,000        1,961,300
    Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%,
       10/01/31 ......................................................................          4,845,000        5,026,155
    Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary
       District,
       Limited Obligation,
       5.00%, 9/02/25 ................................................................          1,060,000          938,725
       5.20%, 9/02/30 ................................................................          1,370,000        1,154,650


                    Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Ventura USD, GO, Refunding, FSA Insured,
       5.125%, 8/01/28 ...............................................................   $      1,180,000   $    1,222,197
       4.50%, 8/01/30 ................................................................          4,175,000        3,844,048
    Washington USD Yolo County COP, New High School Project, AMBAC Insured, 5.00%,
       8/01/30 .......................................................................          5,000,000        4,787,950
    West Kern Community College District GO, Capital Appreciation, Election of 2004,
       Series B, XLCA Insured, zero cpn.,
       11/01/25 ......................................................................          2,435,000          931,582
       11/01/26 ......................................................................          2,480,000          889,824
       11/01/27 ......................................................................          1,400,000          470,554
       11/01/28 ......................................................................          1,445,000          454,554
       11/01/29 ......................................................................          1,485,000          437,837
       11/01/30 ......................................................................          2,650,000          728,326
       11/01/31 ......................................................................          2,695,000          689,704
    West Sacramento Special Tax,
       CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ......................................          3,235,000        3,464,297
       CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ......................................          1,000,000        1,120,940
       CFD No. 20, 5.125%, 9/01/25 ...................................................            500,000          459,275
       CFD No. 20, 5.30%, 9/01/35 ....................................................          1,740,000        1,546,390
    Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern
       Municipal Water District Improvement, Series A, 5.00%,
       9/01/30 .......................................................................          1,925,000        1,793,734
       9/01/35 .......................................................................          2,000,000        1,839,380
    Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
       9/01/26 .......................................................................            700,000          600,173
       9/01/36 .......................................................................          2,080,000        1,655,410
    William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 .................          2,500,000        2,073,775
    Woodland Special Tax, CFD No. 1,
       6.00%, 9/01/28 ................................................................          5,000,000        4,847,850
       6.25%, 9/01/34 ................................................................          6,750,000        6,524,010
    Yuba Community College District GO, Capital Appreciation, Election of 2006,
       Series B, AMBAC Insured, zero cpn.,
       8/01/42 .......................................................................         10,090,000        1,400,189
       8/01/43 .......................................................................         10,540,000        1,379,897
       8/01/44 .......................................................................         11,010,000        1,359,845
    Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
       5.50%, 6/01/28 ................................................................          2,110,000        2,077,358
       5.75%, 6/01/38 ................................................................          5,485,000        5,362,191
                                                                                                            --------------
                                                                                                             1,471,933,431
                                                                                                            --------------
    U.S. TERRITORIES 3.7%
    GUAM 0.8%
    Guam Government GO, Refunding, Series A,
       5.00%, 11/15/23 ...............................................................          7,245,000        6,643,592
       5.25%, 11/15/37 ...............................................................          6,500,000        5,686,655
                                                                                                            --------------
                                                                                                                12,330,247
                                                                                                            --------------


                    14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                        PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    NORTHERN MARIANA ISLANDS 0.1%
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
       6.60%, 3/15/28 ................................................................   $      1,705,000   $    1,766,619
                                                                                                            --------------
    PUERTO RICO 2.8%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, 6.00%, 7/01/44 ......................................................          5,000,000        5,191,200
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding,
          Series A, 5.50%, 7/01/32 ...................................................         10,000,000        9,972,800
          Series A, 5.00%, 7/01/24 ...................................................         10,150,000        9,693,453
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
       Series A, FGIC Insured, 5.00%,
       7/01/25 .......................................................................         12,330,000       12,027,792
       7/01/26 .......................................................................          6,940,000        6,740,197
                                                                                                            --------------
                                                                                                                43,625,442
                                                                                                            --------------
    TOTAL U.S. TERRITORIES ...........................................................                          57,722,308
                                                                                                            --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $1,612,267,392) .........................................................                       1,529,655,739
                                                                                                            --------------
    SHORT TERM INVESTMENTS 0.4%
    MUNICIPAL BONDS 0.4%
    CALIFORNIA 0.4%
(c) California Health Facilities Financing Authority Revenue, Adventist Hospital,
       Series B, MBIA Insured, Daily VRDN and Put, 3.75%, 9/01/28 ....................          1,200,000        1,200,000
(c) California State Department of Water Resources Power Supply Revenue, Series B-6,
       Daily VRDN and Put, 2.25%, 5/01/22 ............................................            200,000          200,000
(c) Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
       Series D, AMBAC Insured, Weekly VRDN and Put, 3.00%, 8/15/21 ..................            245,000          245,000
(c) Orange County Sanitation Districts COP, Nos. 1-3 5-7 and 11, Refunding, AMBAC
       Insured, Daily VRDN and Put, 4.50%, 8/01/16 ...................................            800,000          800,000
(c) Orange County Special Financing Authority Teeter Plan Revenue,
       Series D, AMBAC Insured, Weekly VRDN and Put, 7.65%, 11/01/14 .................          1,100,000        1,100,000
       Series E, AMBAC Insured, Weekly VRDN and Put, 7.65%, 11/01/14 .................          1,100,000        1,100,000
(c) WateReuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 2.50%,
       5/01/28 .......................................................................          2,000,000        2,000,000
                                                                                                            --------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,645,000) ...................................                           6,645,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $1,618,912,392) 98.1% ....................................                       1,536,300,739
    OTHER ASSETS, LESS LIABILITIES 1.9% ..............................................                          29,161,302
                                                                                                            --------------
    NET ASSETS 100.0% ................................................................                      $1,565,462,041
                                                                                                            ==============

See Selected Portfolio Abbreviations on page 20.

(a)  Defaulted security.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2008, the aggregate value of these securities was $7,903,765, representing 0.50% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 15

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS 98.1%
    TENNESSEE 91.3%
    Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured
       Guaranty, 5.00%,
       6/01/28 .......................................................................   $      1,100,000   $    1,135,035
       6/01/32 .......................................................................          2,565,000        2,608,348
    Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ..................          1,075,000        1,094,662
    Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33 ...........................          7,000,000        7,121,730
    Chattanooga GO, Pre-Refunded, 5.00%, 3/01/22 .....................................          2,215,000        2,273,941
    Clarksville Electric System Revenue, XLCA Insured, 5.00%,
       9/01/23 .......................................................................          2,325,000        2,370,547
       9/01/32 .......................................................................          4,000,000        3,901,720
    Clarksville Water Sewer and Gas Revenue,
       Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22 ........................          1,210,000        1,287,561
       Refunding and Improvement, FSA Insured, 5.00%, 2/01/22 ........................            790,000          806,298
    Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ......          3,000,000        3,080,790
    Franklin County Health and Educational Facilities Board Revenue, University South
       Project, AMBAC Insured, 5.00%, 9/01/24 ........................................          2,000,000        2,067,900
    Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .............          1,000,000        1,095,180
    Franklin Special School District GO, 5.00%, 6/01/22 ..............................          1,455,000        1,516,765
    Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33 ...............          2,215,000        2,247,848
    Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ..............          1,000,000        1,016,610
    Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
       FGIC Insured, 5.00%, 4/01/31 ..................................................          1,000,000        1,007,590
       Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 .............          2,500,000        2,542,800
    Harpeth Valley Utilities District Davidson and Williamson Counties Revenue,
       Utilities, Improvement,
       FGIC Insured, 5.00%, 9/01/35 ..................................................          3,700,000        3,683,683
       MBIA Insured, 5.00%, 9/01/29 ..................................................          1,000,000        1,018,120
       MBIA Insured, 5.00%, 9/01/34 ..................................................          2,310,000        2,329,011
    Hawkins County First Utility District Waterworks Revenue, Series B, Assured
       Guaranty, 5.00%, 6/01/42 ......................................................          1,250,000        1,225,925
    Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement,
       5.50%, 4/01/33 ................................................................          3,000,000        2,928,780
    Johnson City Electric Revenue, Improvement, FSA Insured, 5.00%, 5/01/29 ..........          1,000,000        1,023,790
    Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ......................            100,000          100,166
    Johnson City Health and Educational Facilities Board Hospital Revenue,
       first mortgage, Mountain States Health, Series A, MBIA Insured, Pre-Refunded,
       6.00%, 7/01/21 ................................................................          2,970,000        3,208,729
       Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .........................          3,000,000        3,058,800
    Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted
       Project, Series A, GNMA Secured, 5.90%, 6/20/37 ...............................          1,370,000        1,380,754
    Knox County First Utility District Water and Sewer Revenue,
       MBIA Insured, 5.00%, 12/01/24 .................................................          1,790,000        1,845,955
       MBIA Insured, 5.00%, 12/01/25 .................................................          1,000,000        1,027,110
       Refunding and Improvement, Series A, MBIA Insured, 5.625%, 12/01/19 ...........            555,000          561,388
    Knox County Health Educational and Housing Facilities Board Hospital Facilities
       Revenue, Covenant Health System, Refunding and Improvement, Series A, zero
       cpn., 1/01/36 .................................................................          5,000,000          871,350
       Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ................          1,250,000        1,364,550


                    16 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    Knox County Health Educational and Housing Facilities Board Revenue, University
       Health System Inc., Refunding, 5.25%, 4/01/27 .................................   $      2,500,000   $    2,369,250
    Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ......          2,340,000        2,466,875
    Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
       4/01/37 .......................................................................          3,620,000        3,668,436
    Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%,
       3/01/30 .......................................................................          2,370,000        2,432,047
    Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ........          1,000,000        1,031,980
    Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%,
       7/01/22 .......................................................................          2,500,000        2,592,250
    Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured,
       5.00%, 6/01/21 ................................................................          2,000,000        2,050,800
    Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38 ....................          7,850,000        7,927,793
    Memphis GO, General Improvement, MBIA Insured, 5.00%, 10/01/22 ...................          5,000,000        5,179,800
    Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured,
       6.00%, 3/01/24 ................................................................          9,930,000       10,044,096
    Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project,
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23 ........................          7,145,000        7,865,716
    Metropolitan Government of Nashville and Davidson County Electric Revenue,
       Series A, 5.00%, 5/15/33 ......................................................          3,000,000        3,041,220
       AMBAC Insured, 5.00%, 5/15/25 .................................................          5,000,000        5,162,150
    Metropolitan Government of Nashville and Davidson County GO,
       Refunding, Series B, 5.00%, 8/01/25 ...........................................          5,000,000        5,205,150
       Series C, 5.00%, 2/01/25 ......................................................          3,000,000        3,109,620
    Metropolitan Government of Nashville and Davidson County Health and Educational
       Facilities Board Revenue,
       Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%,
          11/15/28 ...................................................................          2,500,000        2,640,825
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ..........            500,000          501,300
    Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 .....            750,000          775,688
    Rutherford County Consolidated Utility District Waterworks Revenue,
       FSA Insured, 5.00%, 2/01/36 ...................................................          3,060,000        3,107,185
       Refunding, MBIA Insured, 5.00%, 2/01/27 .......................................          1,000,000        1,022,940
    Shelby County GO, Public Improvement and School, Series B, Pre-Refunded, 5.00%,
       6/01/24 .......................................................................          2,000,000        2,049,440
    Shelby County Health Educational and Housing Facilities Board Revenue,
       Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31 ..................          2,010,000        2,014,844
       Methodist, Series B, FSA Insured, 5.25%, 9/01/27 ..............................          5,000,000        5,154,500
       St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36 ..............          5,000,000        4,824,900
    South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%,
       12/01/22 ......................................................................          1,750,000        1,692,652
    Tennessee HDA Revenue, Homeownership Program,
       5.375%, 7/01/23 ...............................................................            390,000          388,233
       2006-3, 4.90%, 7/01/37 ........................................................          4,920,000        4,175,210
       Series 3C, 6.00%, 1/01/20 .....................................................            190,000          190,542
    Tennessee State School Board Authority, Higher Educational Facilities, Second
       Program, Series A, 5.00%, 5/01/34 .............................................          3,555,000        3,613,551
    Tennessee State School Bond Authority Revenue, Higher Educational Facilities,
       Second Program, Refunding, Series A, MBIA Insured, 5.00%,
       5/01/26 .......................................................................          1,250,000        1,292,813
       5/01/30 .......................................................................          3,000,000        3,071,430


                    Quarterly Statements of Investments | 17

Franklin Municipal Securities Trust

    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    TENNESSEE (CONTINUED)
    West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ......   $      1,055,000   $    1,083,981
    West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ...................................          3,780,000        4,065,088
       Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .......................          1,805,000        1,989,020
       Refunding, AMBAC Insured, 5.25%, 6/01/23 ......................................            720,000          742,536
       Refunding, MBIA Insured, 4.75%, 6/01/23 .......................................          1,805,000        1,822,508
       Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 .......................          2,000,000        1,977,140
    White House Utility District Robertson and Sumner Counties Water and Sewer
       Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ....................................          1,100,000        1,171,214
       FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .....................................          1,000,000        1,053,500
       Refunding, FSA Insured, 5.125%, 1/01/26 .......................................          1,400,000        1,425,522
    Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19 .................................................          1,480,000        1,555,510
       Pre-Refunded, 5.00%, 4/01/20 ..................................................          2,000,000        2,166,380
       Refunding, 5.00%, 3/01/20 .....................................................          2,000,000        2,134,600
                                                                                                            --------------
                                                                                                               184,653,671
                                                                                                            --------------
    U.S. TERRITORIES 6.8%
    GUAM 1.1%
    Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement,
       Asset-Backed, Refunding, 5.25%, 6/01/32 .......................................          2,445,000        2,192,432
                                                                                                            --------------
    PUERTO RICO 5.2%
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured,
       Pre-Refunded, 5.00%, 7/01/32 ..................................................          1,500,000        1,634,790
    Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA
       Insured, 5.00%, 7/01/25 .......................................................          5,000,000        4,988,400
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
       Facilities Financing Authority Hospital Revenue, Hospital Auxilio Mutuo
       Obligation Group Project, Series A, MBIA Insured, 6.25%, 7/01/24 ..............            200,000          200,494
    Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
          8/01/30 ....................................................................          1,000,000          998,630
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ..........................................            655,000          655,733
       Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................          1,845,000        2,000,755
                                                                                                            --------------
                                                                                                                10,478,802
                                                                                                            --------------
    VIRGIN ISLANDS 0.5%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/18 ......................................................................          1,000,000        1,004,030
                                                                                                            --------------
    TOTAL U.S. TERRITORIES ...........................................................                          13,675,264
                                                                                                            --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $197,402,380) ..........                         198,328,935
                                                                                                            --------------
    SHORT TERM INVESTMENTS 0.7%
    MUNICIPAL BONDS 0.7%
    TENNESSEE 0.2%
(a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily
    VRDN and Put, 2.45%, 1/01/33 .....................................................            400,000          400,000
                                                                                                            --------------


                    18 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------   ----------------   --------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 0.5%
    PUERTO RICO 0.5%
(a) Puerto Rico Commonwealth Revenue, Refunding, Series B-1, FSA Insured, Weekly VRDN
       and Put, 2.10%, 7/01/21 .......................................................   $      1,000,000   $    1,000,000
                                                                                                            --------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,400,000) ...................................                           1,400,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $198,802,380) 98.8% ......................................                         199,728,935
    OTHER ASSETS, LESS LIABILITIES 1.2% ..............................................                           2,425,956
                                                                                                            --------------
    NET ASSETS 100.0% ................................................................                      $  202,154,891
                                                                                                            ==============

See Selected Portfolio Abbreviations on page 20.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CIFP     - Capital Improvement Financing Program
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
ID       - Improvement District
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance

                     See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (Funds).

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

2. INCOME TAXES

At August 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FRANKLIN        FRANKLIN
                                                  CALIFORNIA       TENNESSEE
                                                  HIGH YIELD       MUNICIPAL
                                                MUNICIPAL FUND     BOND FUND
                                                --------------   ------------
Cost of investments .........................   $1,617,183,530   $198,771,295
                                                ==============   ============
Unrealized appreciation .....................   $   31,907,414   $  4,374,951
Unrealized depreciation .....................     (112,790,205)    (3,417,311)
                                                --------------   ------------
Net unrealized appreciation (depreciation) ..   $  (80,882,791)  $    957,640
                                                ==============   ============


                    Quarterly Statements of Investments | 21

Franklin Municipal Securities Trust

3. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At August 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    22 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Financial Officer
Date  October 28, 2008